Intangible assets, airport concessions - Net: (Details 1) $ in Thousands	Dec. 31, 2017 MXN ($)
Goodwill	$ 2,362,124
Airplan Goodwill (Note 1)	5,606,265
Aerostar segment [Member]
Goodwill	887,169
Airplan segment [Member]
Airplan Goodwill (Note 1)	$ 1,474,955